Average Annual Total Returns - Institutional - Vanguard Mega Cap Growth Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	1 Year	5 Years	10 Years	MSCI US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	37.54%	13.81%	14.83%	37.23%	13.48%	14.51%	22.41%	11.01%	12.48%	30.90%	11.18%	13.43%	38.13%	14.54%	15.34%	37.62%	13.87%	14.91%	37.62%	13.87%